TYPE			13F-HR
PERIOD			09/30/2006
FILER
CIK			0001107213
CCC			e$idm6qi
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  November 17, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	$2510167

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    24769   449440 SH       SOLE                   449440
Alexandria Real Estate Equitie                  015271109    93494   996735 SH       SOLE                   996735
American Campus Communities                     024835100    21602   846810 SH       SOLE                   846810
American Financial Realty Trus                  02607P305    24208  2169210 SH       SOLE                  2169210
Apartment Investment and Manag                  03748R101    64415  1183890 SH       SOLE                  1183890
Archstone Communities Trust                     039583109   102314  1879387 SH       SOLE                  1879387
Avalon Bay Communities                          053484101   127797  1061440 SH       SOLE                  1061440
Boston Properties                               101121101   123980  1199730 SH       SOLE                  1199730
Brandywine Realty Trust                         105368203     9845   302460 SH       SOLE                   302460
Camden Property Trust                           133131102    28511   375098 SH       SOLE                   375098
Cousins Property Group Inc                      222795106    52026  1520780 SH       SOLE                  1520780
Digital Realty Trust, Inc.                      253868103    35944  1147630 SH       SOLE                  1147630
Equity Office Properties Trust                  294741103    96283  2421610 SH       SOLE                  2421610
Equity Residential Properties                   29476L107    64396  1273160 SH       SOLE                  1273160
Essex Property Trust, Inc.                      297178105    87370   719690 SH       SOLE                   719690
Extra Space Storage, Inc.                       30225T102    29580  1708820 SH       SOLE                  1708820
Federal Realty Investment Trus                  313747206    74453  1002055 SH       SOLE                  1002055
First Potomac Realty Trust                      33610F109    26134   864805 SH       SOLE                   864805
General Growth Properties                       370021107    76056  1596131 SH       SOLE                  1596131
Glenborough Realty Trust Inc.                   37803P105     3365   130780 SH       SOLE                   130780
Highwoods Properties, Inc.                      431284108    46415  1247390 SH       SOLE                  1247390
Hong Kong Land Holdlings LTD                    BMG4587L1     1048   270000 SH       SOLE                   270000
Host Hotels & Resorts, Inc.                     44107P104    37401  1631077 SH       SOLE                  1631077
Kilroy Realty Corporation                       49427F108    69210   918630 SH       SOLE                   918630
Kimco Realty Corp.                              49446R109    99510  2321210 SH       SOLE                  2321210
Liberty Property Trust                          531172104    64421  1348010 SH       SOLE                  1348010
Mills Corp                                      601148109     6190   370440 SH       SOLE                   370440
Nationwide Health Properties                    638620104    34684  1297070 SH       SOLE                  1297070
Pan Pacific Retail Pptys                        69806L104    28330   408100 SH       SOLE                   408100
Post Properties, Inc.                           737464107    30613   644220 SH       SOLE                   644220
Prologis Trust                                  743410102   147811  2590446 SH       SOLE                  2590446
Public Storage, Inc.                            74460D109    46634   542315 SH       SOLE                   542315
Realty Income Corp                              756109104    39721  1607480 SH       SOLE                  1607480
Reckson Associates                              75621K106    29278   684065 SH       SOLE                   684065
Regency Realty Corp.                            758849103    45908   667650 SH       SOLE                   667650
SL Green Realty                                 78440X101    74679   668569 SH       SOLE                   668569
Simon Property Group, Inc.                      828806109   169582  1871350 SH       SOLE                  1871350
Spirit Finance Corp                             848568309    17237  1484700 SH       SOLE                  1484700
Starwood Hotels & Resorts Worl                  85590A401    42750   747500 SH       SOLE                   747500
Strategic Hotel Capital Inc                     86272T106    26394  1327650 SH       SOLE                  1327650
Sunstone Hotel Investors, Inc.                  867892101    49547  1667120 SH       SOLE                  1667120
Taubman Centers Inc.                            876664103    51255  1153880 SH       SOLE                  1153880
Vornado Realty Trust                            929042109   124603  1143145 SH       SOLE                  1143145
Windrose Medical Properties                     973491103     7030   397650 SH       SOLE                   397650
Brookfield Properties Corp                      112900105     1236    35000 SH       SOLE                    35000
Dundee REIT                                     265270108      766    24700 SH       SOLE                    24700
Riocan REIT                                     766910103      825    38100 SH       SOLE                    38100
DB RReeF Trust                                  AU000000D      660   552976 SH       SOLE                   552976
Macquarie Countrywide Trust                     AU000000M     1122   751970 SH       SOLE                   751970
Macquarie DDR Trust                             AU000000M      818   902364 SH       SOLE                   902364
Macquarie Goodman Group                         AU000000M      954   196069 SH       SOLE                   196069
Stockland                                       AU000000S     1937   350831 SH       SOLE                   350831
Valad Property Group                            AU000000V      702   601061 SH       SOLE                   601061
Westfield Group                                 AU000000W     3945   280900 SH       SOLE                   280900
Citycon OYJ                                     FI0009002      526   100000 SH       SOLE                   100000
Corio NV                                        NL0000288     1194    16404 SH       SOLE                    16404
Deutsche Wohnen AG-BR                           DE000A0HN      612    10100 SH       SOLE                    10100
Gecina SA                                       FR0010040     1060     7956 SH       SOLE                     7956
Klepierre                                       FR0000121     2108    14093 SH       SOLE                    14093
Risanamento SPA                                 IT0001402      652    85605 SH       SOLE                    85605
Rodamco Europe NV                               NL0000289     1519    13059 SH       SOLE                    13059
Unibail                                         FR0000124     1552     7394 SH       SOLE                     7394
Capitacommercial Trust                          SG1P32918      901   646500 SH       SOLE                   646500
Capitaland LTD                                  SG1J27887     1455   457000 SH       SOLE                   457000
Castellum AB                                    SE0000379      726    64500 SH       SOLE                    64500
Japan Prime Realty Investment                   JP3040890      251       84 SH       SOLE                       84
Japan Real Estate Investment C                  JP3027680      364       43 SH       SOLE                       43
Japan Retail Fund Investment                    JP3039710      634       86 SH       SOLE                       86
Mitsubishi Estate Co. LTD                       JP3899600     3147   144000 SH       SOLE                   144000
Mitsui Fudosan Co. LTD                          JP3893200     3411   150000 SH       SOLE                   150000
NTT Urban Development Corp                      JP3165690      416       52 SH       SOLE                       52
Nippon Building Fund Inc.                       JP3027670      793       78 SH       SOLE                       78
Sumitomo Realty & Development                   JP3409000     1940    66000 SH       SOLE                    66000
British Land Co PLC                             GB0001367     2356    92464 SH       SOLE                    92464
Brixton PLC                                     GB0001430      529    53487 SH       SOLE                    53487
Derwent Valley Holdings PLC                     GB0002652     1182    34670 SH       SOLE                    34670
Great Portland Estates PLC                      GB00B01FL     1239   109657 SH       SOLE                   109657
Hammerson PLC                                   GB0004065     1341    54720 SH       SOLE                    54720
Land Securities Group PLC                       GB0031809     1858    50552 SH       SOLE                    50552
Quintain Estates & Dev PLC                      GB0007184      963    73675 SH       SOLE                    73675
Slough Estates PLC                              GB0008141      803    64665 SH       SOLE                    64665
Beijing Capital Land LTD-H                      CN0003458      548  1414000 SH       SOLE                  1414000
China Resources Land Ltd                        KYG2108Y1      686  1018000 SH       SOLE                  1018000
Hang Lung Properties LTD                        HK0101000     1266   593000 SH       SOLE                   593000
Henderson Land Development                      HK0012000     1107   197000 SH       SOLE                   197000
Link REIT                                       HK0823032      803   386000 SH       SOLE                   386000
Sun Hung Kai Properties                         HK0016000     2467   226000 SH       SOLE                   226000